Interests in associates and joint ventures - Interest in associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Orange Tunisie
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage	51.00%
Ownership interest (as a percent)	49.00%
Investments in associates accounted for using equity method	€ 2
Savoie connecte
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage	70.00%
Ownership interest (as a percent)	30.00%
Investments in associates accounted for using equity method	€ 7	€ 5
IRISnet [member]
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage	54.00%
Ownership interest (as a percent)	22.00%
Investments in associates accounted for using equity method	€ 6	5	€ 5
Odyssey Music Group (Deezer)
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage	45.00%
Ownership interest (as a percent)	11.00%
Investments in associates accounted for using equity method		5	7
Other associates [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method	€ 3	€ 2	€ 3